EQUITY (Details)	Jun. 30, 2025 Vote shares	Jun. 30, 2024 shares	Aug. 31, 2021 shares
EQUITY
Common stock, shares authorized	50,000,000	50,000,000
Number of vote | Vote	1
Common stock, shares outstanding	13,641,900	13,641,900
Minimum
EQUITY
Common stock, shares authorized			1,000,000
Maximum
EQUITY
Common stock, shares authorized			50,000,000